Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 01, 2011 Y	Dec. 31, 2010	May 01, 2010 Y	Dec. 31, 2009	May 01, 2009 Y	Dec. 31, 2008	May 01, 2008 Y
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted			912,000		890,000		954,000		592,000
Vesting period			2 years		2 years		2 years		2 years
Contractual term (in years)			4		4		4		4
Grant-date fair value per share of stock options		¥ 772		¥ 988		¥ 699		¥ 1,247
Recognized compensation cost for stock options	¥ 364	¥ 748		¥ 643
Total unrecognized compensation cost related to nonvested stock options	95
Weighted-average period over which unrecognized compensation cost related to nonvested stock options is expected to be recognized (in years)	3 months 29 days
Fair value of vested shares	848	547		696
Cash received from the exercise of stock options	¥ 35	¥ 216